Investment in LLC (Details Narrative) (USD $)	0 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Advances made to an individual			$ 20,090
Percentage of equity interest acquired in business combination	34.62%
Total investment in Meatball Obsession, LLC	27,032
Reduction in investment due to losses in affiliates	$ 0
Reduction in ownership interest in affiliates		28.00%